Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE TABLE

Year (a)	Summary Compensation Table Total for PEO (b)($)	Compensation Actually Paid to PEO (c)($)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)($)(1)(2)	Value of Initial Fixed $100 Investment Based on: ($)		Net Income (h)($M)(4)	Company Selected Measure - Adjusted Operating Cash Flow (i)($M)(5)
					Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)

2022	10,296,665	(7,272,680)	3,046,371	(1,339,606)	78	124	197	(203)
2021	11,438,798	16,404,598	3,798,238	4,456,426	125	162	622	884
2020	9,804,500	11,542,086	3,746,444	4,184,661	117	133	(766)	1,435

(1)
Mr. Saligram served as our principal executive officer (“
PEO
”) for the full year for each of 2022, 2021 and 2020. For 2022, our non-PEO
named executive officers (“
NEOs
”) included Messrs. Peterson, Turner and McDermott and Ms. Malkoski. For 2021, our
non-PEO
NEOs included Messrs. Peterson and Turner, Michal Geller and Laurel Hurd. For 2020, our
non-PEO
NEOs included Messrs. Peterson and Turner, Mses. H
ur
d and Malkoski and David Hammer.

(2)
The amounts presented in these columns are inclusive of PRSUs, which reflect management’s estimate of performance against their respective targets at each applicab le
yea
r-
end.
The fair val
ue
of TRSUs was calculated based on a 100% payout assumption.

The fair value of stock options reported for Compensation Actually Paid purposes was estimated using a Black-Scholes option pricing model and used both historical data and current market data to estimate the fair value of options and required several assumptions.
The
assumptions used in estimating fair value for a
wa
rds granted during 2019-2022 were as follows:

Grant Year	2022	2021	2020	2019

Volatility	45.1 – 45.5%	42.8 – 45.0%	43.1 – 45.8%	43.9 – 45.5%
Expected life (in years)	5.5 – 5.6 years	4.9 – 5.6 years	4.3 – 5.5 years	4.3 – 5.2 years
Expected dividend yield	4.8%	4.8 – 5.1%	4.8 – 5.1%	4.6 – 5.1%
Risk-free rate	3.9%	1.3 – 4.0%	0.4 – 4.0%	0.9 – 4.1%

For each of 2022, 2021 and 2020, the values
included
in this column for the compensation ac
t
ually paid t
o
our PEO and the average compensation actually paid to our
Non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

PEO	2022	2021	2020

Summary Compensation Table Total for PEO (column (b))	$10,296,665	$11,438,798	$9,804,500
- aggregate change in actuarial present value of accumulated pension benefits under all defined benefit and actuarial pension plans reported in the SCT	$0	$0	$0
+ service cost of pension benefits	$0	$0	$0
+ prior service cost of pension benefits	$0	$0	$0
- SCT Stock Awards column value	$(5,380,300)	$(4,693,471)	$(4,222,024)
- SCT Option Awards column value	$(2,772,852)	$(2,434,432)	$(1,500,146)
+ fair value as of year-end of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$2,026,462	$7,224,684	$7,288,581
+/- amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(10,392,039)	$1,961,283	$171,175
+ for awards granted and vesting in the same fiscal year, vesting date fair value	$0	$0	$0
+/- amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years for which all applicable vesting conditions were met at the end of the covered fiscal year	$(1,050,616)	$2,907,737	$0
- for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, amount equal to the fair value at the end of prior fiscal year	$0	$0	$0
+ dollar value of dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date not otherwise included in total compensation for the covered fiscal year	$0	$0	$0
+ excess fair value for option/SAR award modifications	$0	$0	$0
Compensation Actually Paid to PEO (column (c))	$(7,272,680)	$16,404,598	$11,542,086

NON-PEO NEOs	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column (d))	$3,046,371	$3,798,238	$3,746,444
- aggregate change in actuarial present value of accumulated pension benefits under all defined benefit and actuarial pension plans reported in the SCT	$0	$0	$(6,634)
+ service cost of pension benefits	$0	$0	$0
+ prior service cost of pension benefits	$0	$0	$0
- SCT Stock Awards column value	$(1,328,977)	$(1,542,391)	$(1,296,172)
- SCT Option Awards column value	$(673,594)	$(699,172)	$(436,645)
+ fair value as of year-end of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$503,230	$2,179,761	$2,069,913
+/- amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(3,434,688)	$623,469	$212,016
+ for awards granted and vesting in the same fiscal year, vesting date fair value	$0	$0	$0
+/- amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years for which all applicable vesting conditions were met at the end of the covered fiscal year	$548,052	$96,521	$23,929
- for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, amount equal to the fair value at the end of prior fiscal year	$0	$0	$(128,190)
+ dollar value of dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date not otherwise included in total compensation for the covered fiscal year	$0	$0	$0
+ excess fair value for option/SAR award modifications	$0	$0	$0
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$(1,339,606)	$4,456,426	$4,184,661

(3)
For each of 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends per share for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “
Measurement Period
”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group is the Dow Jones Consumer Goods Index (the “
Peer Group
”).
Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)
Net Income.
During the fourth quarter of 2022, the Company elected to change its method of accounting for certain inventory in the U.S. from the last-in,
first-out
(“
LIFO
”) method to the
first-in,
first-out
(“
FIFO
”) method. All prior periods presented have been retrospectively adjusted to apply the new method of accounting.

(5)
Adjusted Operating Cash Flow.
Adjusted operating cash flow is publicly reported operating cash flow, excluding the impact of cash costs related to the extinguishment of debt, debt and equity related financing costs, cash expenditures and tax payments associated with the acquisition or divestiture of a business unit or line of business, and other unanticipated, extraordinary, non-budgeted
cash expenditures as determined by the Committee. Adjusted operating cash flow includes disposal proceeds for ordinary course and restructuring related asset sales.

Company Selected Measure Name	Adjusted operating cash flow
Named Executive Officers, Footnote [Text Block]	For 2022, our
non-PEO
named executive officers (“
NEOs
”) included Messrs. Peterson, Turner and McDermott and Ms. Malkoski. For 2021, our
non-PEO
NEOs included Messrs. Peterson and Turner, Michal Geller and Laurel Hurd. For 2020, our
non-PEO
NEOs included Messrs. Peterson and Turner, Mses. H
ur
	d and Malkoski and David Hammer.
Peer Group Issuers, Footnote [Text Block]
(3)
For each of 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends per share for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “
Measurement Period
”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group is the Dow Jones Consumer Goods Index (the “
Peer Group
”).
Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

PEO Total Compensation Amount	$ 10,296,665	$ 11,438,798	$ 9,804,500
PEO Actually Paid Compensation Amount	$ (7,272,680)	16,404,598	11,542,086
Adjustment To PEO Compensation, Footnote [Text Block]
For each of 2022, 2021 and 2020, the values
included
in this column for the compensation ac
t
ually paid t
o
our PEO and the average compensation actually paid to our
Non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

PEO	2022	2021	2020

Summary Compensation Table Total for PEO (column (b))	$10,296,665	$11,438,798	$9,804,500
- aggregate change in actuarial present value of accumulated pension benefits under all defined benefit and actuarial pension plans reported in the SCT	$0	$0	$0
+ service cost of pension benefits	$0	$0	$0
+ prior service cost of pension benefits	$0	$0	$0
- SCT Stock Awards column value	$(5,380,300)	$(4,693,471)	$(4,222,024)
- SCT Option Awards column value	$(2,772,852)	$(2,434,432)	$(1,500,146)
+ fair value as of year-end of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$2,026,462	$7,224,684	$7,288,581
+/- amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(10,392,039)	$1,961,283	$171,175
+ for awards granted and vesting in the same fiscal year, vesting date fair value	$0	$0	$0
+/- amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years for which all applicable vesting conditions were met at the end of the covered fiscal year	$(1,050,616)	$2,907,737	$0
- for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, amount equal to the fair value at the end of prior fiscal year	$0	$0	$0
+ dollar value of dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date not otherwise included in total compensation for the covered fiscal year	$0	$0	$0
+ excess fair value for option/SAR award modifications	$0	$0	$0
Compensation Actually Paid to PEO (column (c))	$(7,272,680)	$16,404,598	$11,542,086

Non-PEO NEO Average Total Compensation Amount	$ 3,046,371	3,798,238	3,746,444
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,339,606)	4,456,426	4,184,661
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
For each of 2022, 2021 and 2020, the values
included
in this column for the compensation ac
t
ually paid t
o
our PEO and the average compensation actually paid to our
Non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

NON-PEO NEOs	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column (d))	$3,046,371	$3,798,238	$3,746,444
- aggregate change in actuarial present value of accumulated pension benefits under all defined benefit and actuarial pension plans reported in the SCT	$0	$0	$(6,634)
+ service cost of pension benefits	$0	$0	$0
+ prior service cost of pension benefits	$0	$0	$0
- SCT Stock Awards column value	$(1,328,977)	$(1,542,391)	$(1,296,172)
- SCT Option Awards column value	$(673,594)	$(699,172)	$(436,645)
+ fair value as of year-end of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$503,230	$2,179,761	$2,069,913
+/- amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	$(3,434,688)	$623,469	$212,016
+ for awards granted and vesting in the same fiscal year, vesting date fair value	$0	$0	$0
+/- amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years for which all applicable vesting conditions were met at the end of the covered fiscal year	$548,052	$96,521	$23,929
- for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, amount equal to the fair value at the end of prior fiscal year	$0	$0	$(128,190)
+ dollar value of dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date not otherwise included in total compensation for the covered fiscal year	$0	$0	$0
+ excess fair value for option/SAR award modifications	$0	$0	$0
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$(1,339,606)	$4,456,426	$4,184,661

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List
The following table lists the three financial performance measures that we believe represent the most important financial
performance measures we use to link compensation actually paid to our NEOs for fiscal 2022 to our performance:

Tabular List of Financial Performance Measures

Ø Adjusted Operating Cash Flow (See above)

Ø Adjusted EPS (1)

Ø Core Sales Growth (2)

(1)	Adjusted Earnings Per Share (“ EPS ”). Adjusted earnings per share is the Company’s reported earnings per share, excluding the impact of charges which the Company normalizes for public reporting.

(2)
Core Sales Growth.
Core sales growth is calculated on the same basis as the Company’s publicly reported metric and excludes the
impact of acquisitions, divestitures, currency changes, retail store openings and closings, and those market and business exits and other items excluded from the Company’s publicly reported core sales growth.

Total Shareholder Return Amount	$ 78	125	117
Peer Group Total Shareholder Return Amount	124	162	133
Net Income (Loss)	$ 197,000,000	$ 622,000,000	$ (766,000,000)
Company Selected Measure Amount	(203,000,000)	884,000,000	1,435,000,000
PEO Name	Mr. Saligram
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Cash Flow
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core Sales Growth
PEO [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,026,462	7,224,684	7,288,581
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,392,039)	1,961,283	171,175
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,050,616)	2,907,737	0
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,380,300)	(4,693,471)	(4,222,024)
PEO [Member] | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,772,852)	(2,434,432)	(1,500,146)
PEO [Member] | Excess Fair Value For Option Sar Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(6,634)
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	503,230	2,179,761	2,069,913
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,434,688)	623,469	212,016
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	548,052	96,521	23,929
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(128,190)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,328,977)	(1,542,391)	(1,296,172)
Non-PEO NEO [Member] | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(673,594)	(699,172)	(436,645)
Non-PEO NEO [Member] | Excess Fair Value For Option Sar Award Modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0